BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Lease hold Improvements Estimated Useful Life	Lesser of term of the lease or the estimated useful lives of the assets	Lesser of term of the lease or the estimated useful lives of the assets
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years